Income taxes - Effective income tax rate (Detail)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Income taxes [Abstract]
Weighted average statutory income tax rate	25.20%	24.90%	24.50%
Recognition of previously unrecognized tax loss and credit carryforwards rate	(3.90%)	(0.40%)	(2.30%)
Unrecognized tax loss and credit carryforwards rate	0.10%	0.50%	0.60%
Changes to Recognition of Temporary Differences Rate	2.10%	(0.30%)	(2.60%)
Tax rate effect of revenues exempt from taxation	(9.50%)	(11.90%)	(9.80%)
Tax rate effect of expense not deductible in determining taxable profit (tax loss)	5.30%	3.70%	6.40%
Withholding and other taxes	3.70%	4.50%	4.00%
Tax rate effect from change in tax rate	(0.10%)	1.80%	5.20%
Tax rate effect of adjustments for current tax of prior periods	0.60%	(1.30%)	(0.60%)
Tax expenses (benefit) due to other tax liabilities	(1.60%)	(8.60%)	(1.70%)
Other tax rate effects for reconciliation between accounting profit and tax expense (income)	0.20%	(0.10%)	1.50%
Average effective tax rate	22.10%	12.80%	25.30%